Commitments	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments [Abstract]
Commitments	COMMITMENTS
Obligations under the terms of subcontracting agreements
The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Group’s agreements generally provide for termination with specified periods of advance notice.
Such agreements are generally cancellable contracts and not included in the description of the Group’s contractual obligations and commitments.
Obligations under the terms of license and collaboration agreements
The Company has entered into a licensing agreement with Genoscience Pharma whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2022. Refer to Note 24 "Provisions".
Obligations related to the Versantis acquisition
The company entered into an agreement with the former shareholders of Versantis whereby we are obligated to pay milestone payments based on future events that are uncertain and there therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2022. Refer to Note 2.1.
Obligations under the terms of lease agreements
The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at December 31, 2022, €600 at December 31, 2021.
Contingent assets
The Company has entered into a licensing agreement with Terns Pharma whereby we could receive milestone payments based on future events that are uncertain and therefore they constitute contingent assets not recognized in the Company's consolidated financial statements for the period ending December 31, 2022.
Milestones include Development Milestone Payments upon the achievement of the development milestones for the licensed product and Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds. There are also potential mid-teen royalties based on sales by Terns Pharmaceuticals in Greater China. The potential Development and Commercial Milestone payments may represent up to $193 million .
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